Securities at amortised cost (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Summary of securities at amortised costs	Securities at amortised cost fully consist of Debt securities. ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	2022	2021
Debt securities at fair value through other comprehensive income	29,095	27,340
Debt securities at amortised cost	48,160	48,319
Debt securities at fair value through other comprehensive income and amortised cost	77,255	75,659

Trading assets	4,189	5,319
Debt securities at fair value through profit or loss [1]	6,258	6,658
Total debt securities at fair value through profit or loss	10,447	11,976
	87,703	87,635

Debt securities by type and balance sheet lines	83,513 million (31 December 2021: EUR 82,316 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Government bonds	63	48	16,016	16,271	24,629	26,588	40,708	42,908
Sub-sovereign, Supranationals and Agencies	2,343	3,115	8,529	7,587	14,210	13,752	25,082	24,454
Covered bonds			2,663	1,729	5,543	5,063	8,206	6,792
Corporate bonds	857	778	108	156	26	90	991	1,024
Financial institutions' bonds	2,237	1,993	772	798	2,551	1,932	5,561	4,724
ABS portfolio	758	723	1,028	810	1,217	913	3,003	2,445
	6,258	6,658	29,116	27,352	48,177	48,338	83,551	82,347
Loan loss provisions			-21	-12	-17	-19	-39	-31
Debt securities portfolio	6,258	6,658	29,095	27,340	48,160	48,319	83,513	82,316